Subsequent Events	6 Months Ended
Sep. 30, 2024
Subsequent Events [Abstract]
Subsequent Events

16. Subsequent Events

The Group evaluates all events and transactions that occur after September 30, 2024 up through the date the Group issues the unaudited condensed consolidated financial statements. There is no other subsequent event occurred that would require recognition or disclosure in the Group’s unaudited condensed consolidated financial statements.